Lease Arrangements (Narrative) (Details) (Maximum [Member])	12 Months Ended
Dec. 31, 2012
Maximum [Member]
Operating Leased Assets [Line Items]
Lease arrangements, remaining terms of leases under operating lease, years	7 years